UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number             811-08071

Lazard Retirement Series, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices)     (Zip code)

Nathan A. Paul, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 632-6000
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2005

FORM N-Q

Item 1. Schedule of Investments.

Lazard Retirement Series, Inc.

Portfolios of Investments
March 31, 2005 (unaudited)

Description	Shares	Value

Lazard Retirement Equity Portfolio

Common Stocks—96.2%

Aerospace & Defense—2.1%
Lockheed Martin Corp.	800	$48,848
United Technologies Corp.	550	55,913

		104,761

Airlines—0.4%
Southwest Airlines Co.	1,500	21,360

Apparel & Textiles—0.4%
Reebok International, Ltd.	500	22,150

Automotive—0.4%
Lear Corp.	500	22,180

Banking—10.3%
Bank of America Corp.	2,400	105,840
Fifth Third Bancorp	2,200	94,556
Golden West Financial Corp.	1,000	60,500
M&T Bank Corp.	550	56,133
North Fork Bancorporation, Inc.	1,200	33,288
Northern Trust Corp.	1,650	71,676
SunTrust Banks, Inc.	450	32,431
Wells Fargo & Co.	1,200	71,760

		526,184

Business Services & Supplies—3.5%
ARAMARK Corp., Class B	2,400	63,072
Automatic Data Processing, Inc.	1,300	58,435
First Data Corp.	900	35,379
IAC/InterActiveCorp. (a)	1,100	24,497

		181,383

Cable & Broadcasting—0.9%
Comcast Corp., Class A (a)	1,400	46,760

Chemicals—1.9%
Huntsman Corp.	2,500	58,300
Praxair, Inc.	800	38,288

		96,588

Computer Software—3.3%
Computer Associates International, Inc.	1,200	32,520
Microsoft Corp.	3,900	94,263
Oracle Corp. (a)	3,150	39,312

		166,095

Description	Shares	Value

Computers & Business Equipment—5.5%
Avaya, Inc. (a)	4,000	$46,720
CDW Corp.	700	39,676
Cisco Systems, Inc. (a)	3,400	60,826
Hewlett-Packard Co.	2,000	43,880
International Business Machines
Corp.	675	61,681
Sun Microsystems, Inc. (a)	7,300	29,492

		282,275

Consumer Products—1.1%
Altria Group, Inc.	850	55,582

Cosmetics & Toiletries—2.2%
Avon Products, Inc.	1,500	64,410
The Gillette Co.	1,000	50,480

		114,890

Diversified—5.6%
Emerson Electric Co.	500	32,465
General Electric Co.	3,350	120,801
Honeywell International, Inc.	700	26,047
Ingersoll-Rand Co., Ltd., Class A	300	23,895
Pall Corp.	900	24,408
Tyco International, Ltd.	1,800	60,840

		288,456

Drugs & Health Care—3.9%
Allergan, Inc.	700	48,629
Bristol-Myers Squibb Co.	1,100	28,006
Medco Health Solutions, Inc. (a)	800	39,656
Novartis AG ADR	700	32,746
Pfizer, Inc.	1,950	51,227

		200,264

Environmental—1.4%
Republic Services, Inc.	2,200	73,656

Financial Services—8.4%
American Express Co.	1,400	71,918
Citigroup, Inc.	2,000	89,880
Federated Investors, Inc., Class B	1,100	31,141
JPMorgan Chase & Co.	2,954	102,208
MBNA Corp.	1,800	44,190
Merrill Lynch & Co., Inc.	700	39,620
Morgan Stanley	850	48,663

		427,620

Lazard Retirement Series, Inc.

Portfolios of Investments (continued)
March 31, 2005 (unaudited)

Description	Shares	Value

Lazard Retirement Equity Portfolio (concluded)

Food & Beverages—3.7%
General Mills, Inc.	550	$27,032
H.J. Heinz Co.	1,150	42,366
PepsiCo, Inc.	525	27,841
The Coca-Cola Co.	1,500	62,505
The Pepsi Bottling Group, Inc.	1,100	30,635

		190,379

Forest & Paper Products—1.5%
International Paper Co.	1,400	51,506
Pactiv Corp. (a)	1,000	23,350

		74,856

Insurance—4.8%
American International Group, Inc.	1,200	66,492
Berkshire Hathaway, Inc., Class B (a)	23	65,688
Jefferson-Pilot Corp.	700	34,335
RenaissanceRe Holdings, Ltd.	1,100	51,370
The St. Paul Travelers Cos., Inc.	700	25,711

		243,596

Medical Products & Services—3.0%
Baxter International, Inc.	1,100	37,378
Johnson & Johnson	1,000	67,160
MedImmune, Inc. (a)	2,100	50,001

		154,539

Metals & Mining—0.8%
Alcoa, Inc.	1,300	39,507

Multimedia—5.3%
Clear Channel Communications, Inc.	700	24,129
News Corp., Class A	7,700	130,284
Time Warner, Inc. (a)	1,800	31,590
Tribune Co.	1,100	43,857
Viacom, Inc., Class B	1,200	41,796

		271,656

Oil & Gas—12.1%
BJ Services Co.	500	25,940
Burlington Resources, Inc.	600	30,042
ChevronTexaco Corp.	1,500	87,465
ConocoPhillips	850	91,664
Exxon Mobil Corp.	3,100	184,760
GlobalSantaFe Corp.	2,050	75,932
Marathon Oil Corp.	700	32,844
Occidental Petroleum Corp.	500	35,585
Schlumberger, Ltd.	400	28,192
Unocal Corp.	450	27,760

		620,184

Description	Shares	Value

Restaurants—0.7%
Brinker International, Inc. (a)	1,000	$36,220

Retail—5.0%
Amazon.com, Inc. (a)	700	23,989
Dollar Tree Stores, Inc. (a)	1,300	37,349
Sears Holdings Corp. (a)	220	29,339
Target Corp.	500	25,010
The Home Depot, Inc.	1,700	65,008
Wal-Mart Stores, Inc.	1,450	72,659

		253,354

Semiconductors & Components—1.3%
Intel Corp.	1,500	34,845
Novellus Systems, Inc. (a)	1,200	32,076

		66,921

Telecommunications—3.9%
ALLTEL Corp.	900	49,365
Nextel Communications, Inc.,
Class A (a)	900	25,578
Sprint Corp.	2,200	50,050
Verizon Communications, Inc.	2,050	72,775

		197,768

Utilities—2.8%
Entergy Corp.	550	38,863
KeySpan Corp.	1,400	54,558
The Southern Co.	1,550	49,337

		142,758

Total Common Stocks
(Identified cost $4,400,316)		4,921,942

	Principal
	Amount
	(000)

Repurchase Agreement—4.2%
State Street Bank and Trust Co.,
2.40%, 04/01/05
(Dated 03/31/05, collateralized by
$225,000 Federal National Mortgage
Association, 3.00%, 07/16/13,
with a value of $222,188)
Proceeds of $215,014
(Identified cost $215,000)	$215	215,000

Total Investments
(Identified cost $4,615,316) (b)	100.4%	$5,136,942
Liabilities in Excess of
Cash and Other Assets	(0.4)	(18,372)

Net Assets	100.0%	$5,118,570

Lazard Retirement Series, Inc.

Portfolios of Investments (continued)
March 31, 2005 (unaudited)

Description	Shares	Value

Lazard Retirement Small Cap Portfolio

Common Stocks—96.4%

Aerospace & Defense—2.8%
DRS Technologies, Inc. (a)	27,600	$1,173,000
Esterline Technologies Corp. (a)	25,900	894,845
The Titan Corp. (a)	55,100	1,000,616

		3,068,461

Agriculture—1.7%
Delta & Pine Land Co.	24,500	661,500
The Scotts Miracle-Gro Co.,
Class A (a)	16,900	1,186,887

		1,848,387

Apparel & Textiles—5.1%
AnnTaylor Stores Corp. (a)	32,200	823,998
Hot Topic, Inc. (a)	42,800	935,180
K-Swiss, Inc., Class A	19,400	640,782
The Gymboree Corp. (a)	62,100	778,734
The Sports Authority, Inc. (a)	35,600	979,000
The Timberland Co., Class A (a)	12,600	893,718
The Warnaco Group, Inc. (a)	23,900	574,556

		5,625,968

Automotive—2.2%
Rush Enterprises, Inc., Class A (a)	37,300	584,864
TBC Corp. (a)	27,300	760,578
Wabash National Corp.	13,200	322,080
Winnebago Industries, Inc.	23,400	739,440

		2,406,962

Banking—8.9%
Bank of the Ozarks, Inc.	16,700	530,225
BankUnited Financial Corp., Class A	20,700	556,002
Boston Private Financial Holdings, Inc.	23,800	565,250
First Community Bancorp	13,200	584,760
First Midwest Bancorp, Inc.	20,600	669,088
MAF Bancorp, Inc.	20,100	834,954
MB Financial, Inc.	25,800	988,140
Provident Bankshares Corp.	18,900	622,944
Southwest Bancorporation of Texas, Inc.	29,900	548,665
Sterling Bancshares, Inc.	56,500	802,300
Texas Regional Bancshares, Inc.,
Class A	19,800	596,178
The South Financial Group, Inc.	18,200	555,828
Umpqua Holdings Corp.	32,900	768,215
United Bankshares, Inc.	16,000	530,240
Westamerica Bancorporation	13,200	683,364

		9,836,153

Description	Shares	Value

Building & Construction—1.3%
Chicago Bridge & Iron Co. NV,
NY Shares	15,300	$673,659
The Shaw Group, Inc. (a)	36,800	802,240

		1,475,899

Business Services & Supplies—9.1%
ADVO, Inc.	38,900	1,456,805
Arbitron, Inc.	26,300	1,128,270
BearingPoint, Inc. (a)	72,400	634,948
Herman Miller, Inc.	38,000	1,144,560
MPS Group, Inc. (a)	86,800	912,268
ProQuest Co. (a)	16,200	585,630
Tetra Tech, Inc. (a)	72,400	913,688
The BISYS Group, Inc. (a)	54,200	849,856
Watson Wyatt & Co. Holdings	43,100	1,172,320
Wireless Facilities, Inc. (a)	77,500	484,375
Wright Express Corp.	45,200	772,920

		10,055,640
Chemicals—2.1%
GrafTech International, Ltd. (a)	27,500	156,475
PolyOne Corp. (a)	67,500	599,400
Rogers Corp. (a)	25,100	1,004,000
Spartech Corp.	30,500	605,425

		2,365,300

Coal—0.4%
Foundation Coal Holdings, Inc.	20,400	479,604

Computer Software—1.9%
Secure Computing Corp. (a)	61,600	527,912
SERENA Software, Inc. (a)	35,500	843,480
Verity, Inc. (a)	75,500	713,475

		2,084,867

Computers & Business Equipment—4.0%
Advanced Digital Information
Corp. (a)	47,300	387,860
Avocent Corp. (a)	13,800	354,108
Dot Hill Systems Corp. (a)	95,800	570,010
Foundry Networks, Inc. (a)	61,900	612,810
Komag, Inc. (a)	38,500	860,475
Photon Dynamics, Inc. (a)	27,500	524,150
Polycom, Inc. (a)	26,800	454,260
Ultratech, Inc. (a)	44,700	652,620

		4,416,293

Consumer Products—0.6%
Jarden Corp. (a)	13,200	605,616

Lazard Retirement Series, Inc.

Portfolios of Investments (continued)
March 31, 2005 (unaudited)

Description	Shares	Value

Lazard Retirement Small Cap Portfolio (continued)

Diversified—0.8%
The Liberty Corp.	21,800	$883,990

Drugs & Health Care—4.3%
Able Laboratories, Inc. (a)	37,300	875,058
BioScrip, Inc. (a)	85,800	517,374
Kindred Healthcare, Inc. (a)	28,500	1,000,350
LifePoint Hospitals, Inc. (a)	20,300	889,952
Par Pharmaceutical Cos., Inc. (a)	12,100	404,624
Taro Pharmaceutical Industries, Ltd. (a) .	33,500	1,057,260

		4,744,618

Education—2.7%
Corinthian Colleges, Inc. (a)	67,500	1,061,100
DeVry, Inc. (a)	46,600	881,672
Learning Tree International, Inc. (a)	72,600	1,046,166

		2,988,938

Environmental—0.5%
Waste Connections, Inc. (a)	15,950	554,262

Equipment Rental—0.8%
United Rentals, Inc. (a)	42,500	858,925

Financial Services—1.2%
Calamos Asset Management, Inc.,
Class A	12,200	328,424
Financial Federal Corp.	17,600	622,512
Knight Trading Group, Inc.,
Class A (a)	36,300	349,932

		1,300,868

Food & Beverages—0.9%
Performance Food Group Co. (a)	34,600	957,728

Forest & Paper Products—0.5%
Packaging Corp. of America	22,400	544,096

Insurance—3.5%
Arch Capital Group, Ltd. (a)	29,100	1,165,164
Assured Guaranty, Ltd.	49,200	883,140
Bristol West Holdings, Inc.	33,000	511,500
Max Re Capital, Ltd.	24,900	585,897
Reinsurance Group of America, Inc.	15,900	677,022

		3,822,723

Leisure & Entertainment—1.3%
Alliance Gaming Corp. (a)	90,500	867,895
WMS Industries, Inc. (a)	20,600	580,096

		1,447,991

Description	Shares	Value

Manufacturing—1.8%
Roper Industries, Inc.	18,100	$1,185,550
Tecumseh Products Co., Class A	21,300	843,693

		2,029,243

Medical Products & Services—4.3%
Candela Corp. (a)	39,500	352,340
DJ Orthopedics, Inc. (a)	35,500	889,275
First Horizon Pharmaceutical Corp. (a) .	34,300	578,984
Hanger Orthopedic Group, Inc. (a)	109,700	652,715
INAMED Corp. (a)	11,950	835,066
Martek Biosciences Corp. (a)	10,300	599,357
PSS World Medical, Inc. (a)	72,400	823,188

		4,730,925

Metals & Mining—0.9%
Olin Corp.	41,900	934,370

Oil & Gas—8.3%
Denbury Resources, Inc. (a)	13,100	461,513
Energy Partners, Ltd. (a)	21,200	550,564
Forest Oil Corp. (a)	20,900	846,450
Grey Wolf, Inc. (a)	104,300	686,294
Hanover Compressor Co. (a)	51,400	620,398
Key Energy Services, Inc. (a)	108,800	1,247,936
Kinder Morgan Management, LLC (a)	25,323	1,027,861
Maverick Tube Corp. (a)	13,800	448,638
Oil States International, Inc. (a)	21,700	445,935
Range Resources Corp.	17,700	413,472
The Houston Exploration Co. (a)	6,400	364,480
Veritas DGC, Inc. (a)	39,400	1,180,424
W&T Offshore, Inc.	20,000	415,200
Whiting Petroleum Corp. (a)	11,700	477,126

		9,186,291

Printing & Publishing—1.9%
Journal Register Co. (a)	63,068	1,053,236
R. H. Donnelley Corp. (a)	17,700	1,028,193

		2,081,429

Real Estate—3.4%
Alexandria Real Estate Equities, Inc.	5,500	354,090
Capital Automotive REIT	17,100	566,352
CarrAmerica Realty Corp.	15,100	476,405
Inland Real Estate Corp.	21,800	327,654
Lexington Corporate Properties Trust	30,300	664,782
Prentiss Properties Trust	13,100	447,496
The Mills Corp.	17,200	909,880

		3,746,659

Lazard Retirement Series, Inc.

Portfolios of Investments (continued)
March 31, 2005 (unaudited)

Description	Shares	Value

Lazard Retirement Small Cap Portfolio (concluded)

Restaurants—0.8%
CBRL Group, Inc.	20,800	$859,040

Retail—2.9%
99 Cents Only Stores (a)	30,600	403,002
Cost Plus, Inc. (a)	29,500	792,960
CSK Auto Corp. (a)	51,400	907,210
Dick’s Sporting Goods, Inc. (a)	2,400	88,152
Tractor Supply Co. (a)	22,300	973,395

		3,164,719

Semiconductors & Components—6.0%
AMIS Holdings, Inc. (a)	53,300	601,757
Benchmark Electronics, Inc. (a)	29,000	923,070
Brooks Automation, Inc. (a)	41,400	628,452
Coherent, Inc. (a)	26,000	877,760
Exar Corp. (a)	81,000	1,085,400
Metrologic Instruments, Inc. (a)	33,700	757,576
Plexus Corp. (a)	52,700	606,577
TTM Technologies, Inc. (a)	104,400	1,092,024

		6,572,616

Telecommunications—3.1%
ADTRAN, Inc.	32,100	566,244
C-COR, Inc. (a)	129,800	789,184
CommScope, Inc. (a)	77,900	1,165,384
Ditech Communications Corp. (a)	33,900	422,733
Oplink Communications, Inc. (a)	104,000	163,280
SafeNet, Inc. (a)	11,500	337,065

		3,443,890

Transportation—4.3%
AirTran Holdings, Inc. (a)	99,900	904,095
Forward Air Corp.	17,100	728,118
OMI Corp.	47,800	915,370
Overnite Corp.	18,500	591,815
Pacer International, Inc. (a)	40,300	962,767
Swift Transportation Co., Inc. (a)	26,200	580,068

		4,682,233

Description	Shares	Value

Utilities—2.1%
AGL Resources, Inc.	22,000	$768,460
Cleco Corp.	39,400	839,220
New Jersey Resources Corp.	15,100	657,303

		2,264,983

Total Common Stocks
(Identified cost $97,004,359)		106,069,687

	Principal
	Amount
	(000)

Repurchase Agreement—3.3%
State Street Bank and Trust Co.,
2.40%, 04/01/05
(Dated 03/31/05, collateralized by
$3,815,000 Federal National
Mortgage Association, 3.00%,
07/16/13, with a value of
$3,767,313)
Proceeds of $3,689,246
(Identified cost $3,689,000)	$3,689	3,689,000
Total Investments
(Identified cost $100,693,359) (b)	99.7%	$109,758,687
Cash and Other Assets in
Excess of Liabilities	0.3	319,530

Net Assets	100.0%	$110,078,217

Lazard Retirement Series, Inc.

Portfolios of Investments (continued)
March 31, 2005 (unaudited)

Description	Shares	Value

Lazard Retirement International Equity Portfolio

Common Stocks—96.1%

Finland—4.3%
Nokia Oyj	444,000	$6,901,453
Stora Enso Oyj, R Shares	174,700	2,458,939

Total Finland		9,360,392

France—13.6%
Carrefour SA	61,900	3,293,555
Credit Agricole SA	133,100	3,627,462
Lagardere SCA	30,430	2,309,623
Sanofi-Aventis	70,508	5,960,903
Schneider Electric SA	27,100	2,129,080
Total SA	32,993	7,739,722
Vivendi Universal SA (a)	142,900	4,388,563

Total France		29,448,908

Germany—11.3%
Commerzbank AG	57,300	1,246,627
Deutsche Telekom AG	269,300	5,389,934
E.ON AG	42,300	3,638,808
Schering AG	61,200	4,069,193
Siemens AG	71,300	5,657,200
Volkswagen AG	90,700	4,328,489

Total Germany		24,330,251

Ireland—2.0%
Bank of Ireland	128,300	2,025,952
CRH PLC	87,447	2,298,013

Total Ireland		4,323,965

Italy—2.0%
Eni SpA	168,975	4,398,755

Japan—22.0%
ACOM Co., Ltd.	18,560	1,258,040
Aiful Corp.	27,525	2,207,970
East Japan Railway Co.	382	2,057,143
Fanuc, Ltd.	52,900	3,318,614
Fujitsu, Ltd.	638,800	3,846,178
Hoya Corp.	20,400	2,250,561
Mitsubishi Estate Co., Ltd.	211,000	2,457,984
Murata Manufacturing Co., Ltd.	66,300	3,564,183
NEC Electronics Corp.	21,900	1,023,747
Nissan Motor Co., Ltd.	1	10
Nomura Holdings, Inc.	249,100	3,493,362
NTT DoCoMo, Inc.	1,370	2,305,535
Shin-Etsu Chemical Co., Ltd.	75,500	2,865,838
Shinsei Bank, Ltd.	389,000	2,218,493
Sony Corp.	57,100	2,279,516
Takeda Pharmaceutical Co., Ltd.	75,100	3,587,893

Description	Shares	Value

The Sumitomo Trust and Banking
Co., Ltd.	307,000	$2,006,292
Tokyo Gas Co., Ltd.	753,000	3,041,287
Toyota Motor Corp.	103,800	3,872,120

Total Japan		47,654,766

Netherlands—6.8%
Heineken NV	91,063	3,163,496
Koninklijke (Royal) Philips
Electronics NV	116,050	3,205,018
Royal Dutch Petroleum Co.	140,400	8,415,555

Total Netherlands		14,784,069

Norway—1.3%
Statoil ASA	157,500	2,693,843

Singapore—1.2%
Oversea-Chinese Banking
Corp., Ltd.	315,050	2,636,082

Switzerland—7.6%
Compagnie Financiere Richemont AG,
A Shares	71,400	2,249,409
Credit Suisse Group	133,870	5,767,451
Nestle SA	16,800	4,612,635
Swiss Re	53,600	3,851,699

Total Switzerland		16,481,194

United Kingdom—24.0%
Barclays PLC	452,600	4,626,806
BP PLC	318,920	3,305,429
Cadbury Schweppes PLC	328,540	3,293,390
Cobham PLC	37,340	985,690
Diageo PLC	388,775	5,480,329
GlaxoSmithKline PLC	243,600	5,583,514
HSBC Holdings PLC	379,186	5,997,182
Imperial Tobacco Group PLC	110,080	2,889,217
Kesa Electricals PLC	197,420	1,127,527
Marks & Spencer Group PLC	502,400	3,284,696
Prudential PLC	278,183	2,659,810
Rentokil Initial PLC	770,800	2,359,534
Royal Bank of Scotland Group PLC	184,900	5,883,673
Unilever PLC	460,400	4,549,949

Total United Kingdom		52,026,746

Total Common Stocks
(Identified cost $184,283,520)		208,138,971

Preferred Stock—1.0%

Germany—1.0%
Porsche AG
(Identified cost $1,776,272)	3,060	2,227,080

Lazard Retirement Series, Inc.

Portfolios of Investments (continued)
March 31, 2005 (unaudited)

	Principal
	Amount
Description	(000)	Value

Lazard Retirement International Equity Portfolio
(concluded)

Repurchase Agreement—3.0%
State Street Bank and Trust Co.,
2.40%, 04/01/05
(Dated 03/31/05, collateralized by
$6,670,000 Federal National
Mortgage Association, 3.00%,
07/16/13, with a value of $6,586,625)
Proceeds of $6,453,430
(Identified cost $6,453,000)	$6,453	$6,453,000

Total Investments
(Identified cost $192,512,792) (b)	100.1%	$216,819,051
Liabilities in Excess of Cash and
Other Assets	(0.1)	(210,599)

Net Assets	100.0%	$216,608,452

Lazard Retirement Series, Inc.

Portfolios of Investments (continued)
March 31, 2005 (unaudited)

Description	Shares	Value

Lazard Retirement Emerging Markets Portfolio

Common Stocks—87.8%

Brazil—8.2%
All America Latina Logistica	3,400	$94,001
Brasil Telecom Participacoes SA ADR .	12,200	398,330
Companhia de Concessoes
Rodoviarias	14,000	280,105
Companhia Vale do Rio Doce ADR	21,900	692,259
Empresa Brasileira de Aeronautica SA
ADR	9,300	291,090
Grendene SA	18,700	149,825
Petroleo Brasileiro SA ADR	17,000	751,060
Souza Cruz SA	33,400	402,031

Total Brazil		3,058,701

Chile—0.9%
Administradora de Fondos de Pensiones
Provida SA Sponsored ADR	13,560	332,355

China—1.0%
People’s Food Holdings, Ltd.	531,000	389,565

Croatia—0.7%
Pliva d.d. GDR (c)	21,100	247,712

Egypt—4.2%
Commercial International Bank	59,400	476,224
Orascom Construction Industries	22,600	470,509
Orascom Telecom Holding SAE (a)	9,000	636,207

Total Egypt		1,582,940

Hong Kong—5.2%
China Mobile (Hong Kong), Ltd.
Sponsored ADR	25,020	410,578
China Netcom Group Corp.
(Hong Kong), Ltd.	235,000	329,931
CNOOC, Ltd. ADR	5,800	317,318
Foxconn International Holdings, Ltd. .	122,000	66,089
Hutchison Telecommunications
International, Ltd. (a)	306,000	292,294
Pacific Basin Shipping, Ltd.	669,000	319,517
Texwinca Holdings, Ltd.	268,000	214,761

Total Hong Kong		1,950,488

Hungary—1.9%
Gedeon Richter Rt.	2,300	316,726
MOL Magyar Olaj-es Gazipari Rt.	4,800	387,262

Total Hungary		703,988

Description	Shares	Value

India—7.8%
Hero Honda Motors, Ltd.	26,050	$327,019
Hindalco Industries, Ltd. GDR (c)	15,800	474,474
Hindustan Lever, Ltd.	93,700	282,720
Reliance Industries, Ltd.	44,400	555,140
Satyam Computer Services, Ltd.	57,900	541,673
State Bank of India	50,000	752,262

Total India		2,933,288

Indonesia—2.0%
PT Telekomunikasi Indonesia Tbk
Sponsored ADR	41,000	768,340

Israel—1.5%
Bank Hapoalim, Ltd.	161,600	544,103

Mexico—6.1%
America Telecom SA de CV, Series A1
Shares (a)	101,600	284,769
Fomento Economico Mexicano SA de
CV Sponsored ADR	5,810	311,125
Grupo Televisa SA Sponsored ADR	6,700	393,960
Kimberly-Clark de Mexico SA de CV,
Series A Shares	79,700	238,712
Telefonos de Mexico SA de CV, Series L
Shares Sponsored ADR	22,000	759,660
Urbi, Desarrollos Urbanos, SA de CV .	63,500	318,025

Total Mexico		2,306,251

Morocco—0.2%
Maroc Telecom	8,400	81,726

Peru—0.9%
Credicorp, Ltd.	18,800	323,736

Philippines—0.7%
Philippine Long Distance Telephone
Co. Sponsored ADR	10,300	259,663

Russia—3.8%
AFK Sistema Sponsored GDR (a), (c)	10,800	175,500
LUKOIL Sponsored ADR	4,420	598,910
Mobile TeleSystems Sponsored ADR	10,700	376,533
Wimm-Bill-Dann Foods OJSC ADR (a)	14,300	276,419

Total Russia		1,427,362

Lazard Retirement Series, Inc.

Portfolios of Investments (continued)
March 31, 2005 (unaudited)

Description	Shares	Value

Lazard Retirement Emerging Markets Portfolio (concluded)

South Africa—10.8%
Edgars Consolidated Stores, Ltd.	11,100	$490,442
Impala Platinum Holdings, Ltd.	7,500	632,657
Kumba Resources, Ltd.	33,400	362,242
Old Mutual PLC	255,200	648,593
Sanlam, Ltd.	131,900	257,283
Sappi, Ltd.	37,600	461,561
Sasol, Ltd.	24,000	560,074
Steinhoff International Holdings, Ltd.	303,403	648,365

Total South Africa		4,061,217

South Korea—20.8%
Daewoo Shipbuilding & Marine
Engineering Co., Ltd. GDR (c)	14,400	541,683
Hite Brewery Co., Ltd.	3,500	337,765
Hyundai Motor Co.	7,350	398,080
Kangwon Land, Inc.	13,430	201,020
Kookmin Bank	25,090	1,120,464
KT Corp. Sponsored ADR	17,390	370,581
LG Chem, Ltd.	8,400	339,143
LG Electronics, Inc.	4,500	301,773
LG Household & Health Care, Ltd.	11,900	387,878
LG.Philips LCD Co., Ltd. ADR	12,500	269,375
POSCO ADR	9,490	468,427
Samsung Electronics Co., Ltd.
GDR (c)	6,826	1,689,435
Samsung Fire & Marine Insurance
Co., Ltd.	5,542	419,675
Samsung SDI Co., Ltd.	2,860	294,308
SK Telecom Co., Ltd.	2,100	353,619
SK Telecom Co., Ltd. ADR	16,545	326,267

Total South Korea		7,819,493

Taiwan—7.1%
Advantech Co., Ltd.	178,645	408,254
Chinatrust Financial Holding Co.,
Ltd.	271,080	305,875
Delta Electronics, Inc. Sponsored
GDR (a)	30,100	240,800
Fubon Financial Holding Co., Ltd.	373,000	353,395
Hon Hai Precision Industry Co., Ltd.	132,249	587,661
Taiwan Semiconductor Manufacturing
Co., Ltd.	463,000	756,824

Total Taiwan		2,652,809

Thailand—0.8%
Thai Union Frozen Products PCL	413,800	293,569

Description	Shares	Value

Turkey—2.2%
Akbank TAS	89,600	$434,565
Turkcell Iletisim Hizmetleri AS ADR	23,500	401,380

Total Turkey		835,945

Venezuela—1.0%
Compania Anonima Nacional
Telefonos de Venezuela ADR	19,385	366,764

Total Common Stocks
(Identified cost $27,406,184)		32,940,015

Preferred Stocks—8.0%

Brazil—8.0%
Caemi Mineracao e Metalurgia SA	1,191,050	1,111,079
Companhia Brasileira de
Distribuicao Grupo Pao de
Acucar Sponsored ADR	9,600	201,504
Companhia de Bebidas das
Americas ADR	13,770	397,815
Companhia Paranaense de
Energia-Copel Sponsored ADR	92,500	432,900
Telemar Norte Leste SA	20,142	469,740
Usinas Siderurgicas de Minas
Gerais SA	17,500	378,503

Total Brazil		2,991,541

Total Preferred Stocks
(Identified cost $2,067,033)		2,991,541

	Principal
	Amount
	(000)

Repurchase Agreement—5.2%
State Street Bank and Trust Co.,
2.40%, 04/01/05
(Dated 03/31/05, collateralized by
$2,030,000 Federal National
Mortgage Association, 3.00%,
07/16/13, with a value of
$2,004,625)
Proceeds of $1,963,131
(Identified cost $1,963,000)	$1,963	1,963,000

Total Investments
(Identified cost $31,436,217) (b)	101.0%	$37,894,556
Liabilities in Excess of Cash and
Other Assets	(1.0)	(361,090)

Net Assets	100.0%	$37,533,466

Lazard Retirement Series, Inc.

Portfolios of Investments (continued)
March 31, 2005 (unaudited)

(a) Non-income producing security.
(b)	For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation is as follows:

		Aggregate	Aggregate
		Gross	Gross	Net
	Aggregate	Unrealized	Unrealized	Unrealized
Portfolio	Cost	Appreciation	Depreciation	Appreciation

Retirement Equity	$4,615,316	$623,593	$101,967	$521,626
Retirement Small Cap	100,693,359	13,809,776	4,744,448	9,065,328
Retirement International Equity	192,512,792	25,976,069	1,669,810	24,306,259
Retirement Emerging Markets	31,436,217	6,785,629	327,290	6,458,339

(c)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.”

Security Abbreviations:

ADR–American Depositary Receipt
GDR–Global Depositary Receipt
REIT–Real Estate Investment Trust

Lazard Retirement Series, Inc.

Portfolios of Investments (continued)
March 31, 2005 (unaudited)

Portfolio holdings by industry, for those Portfolios previously presented by country:

	Lazard	Lazard
	Retirement	Retirement
	International	Emerging
	Equity	Markets
	Portfolio	Portfolio

Industry
Aerospace & Defense	0.4%	0.8%
Apparel & Textiles	—	2.3
Automotive	4.8	1.9
Banking	16.6	10.5
Brewery.	1.5	2.8
Building & Construction	1.1	2.1
Business Services & Supplies	1.1	—
Chemicals	1.3	3.9
Computer Software	—	1.4
Computers & Business Equipment	1.8	—
Diversified	2.6	—
Drugs & Health Care	8.9	1.5
Electronics.	5.1	1.5
Financial Services	3.2	3.6
Food & Beverages	8.3	2.6
Forest & Paper Products	1.1	1.9
Household Products & Home Furnishings	—	3.5
Insurance.	3.0	1.8
Leisure & Entertainment.	—	0.5
Metals & Mining	—	11.0
Multimedia	3.1	1.0
Oil & Gas	12.3	5.5
Real Estate	1.1	—
Retail.	4.6	0.5
Semiconductors & Components.	3.2	10.7
Shipping	—	1.4
Telecommunications	3.5	18.8
Telecommunications Equipment	3.2	0.2
Tobacco.	1.3	1.1
Transportation	0.9	1.8
Utilities	3.1	1.2

Subtotal	97.1	95.8
Repurchase Agreements.	3.0	5.2

Total Investments	100.1%	101.0%

Lazard Retirement Series, Inc.

Portfolios of Investments (concluded)
March 31, 2005 (unaudited)

Valuation of Investments—Market values for equity securities listed on the New York Stock Exchange (“NYSE”), NASDAQ national market or other U.S. exchanges or markets are based on the closing market price on the principal exchange or market on which the security is traded, generally as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each valuation date; securities not traded on the valuation date are valued at the closing bid price. Any securities not listed, for which current over-the-counter market quotations or bids are readily available, are valued at the last quoted bid price or, if available, the mean of two such prices. Securities listed on foreign exchanges are valued at the last reported sales price, except as described below.

If events materially affecting the value of securities occur between the close of the exchange or market on which the security is principally traded and the time when a Portfolio’s net asset value is calculated, such securities will be valued at their fair values as determined by, or in accordance with procedures approved by, the Board of Directors. The fair value of foreign securities may be determined with the assistance of a pricing service, using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. The effect of using fair value pricing is that the net asset value of a Portfolio will reflect the affected securities’ values as determined in the judgment of the Board of Directors or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ net asset values.

Securities for which current market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Directors.

Under these procedures, in the event that Lazard Asset Management LLC, the Fund’s investment manager (the “Investment Manager”) and an indirect subsidiary of Lazard Group LLC, determines that a significant event has occurred after the close of a market on which a foreign security is traded but before the close of regular trading on the NYSE, such that current market quotations for a security or securities are not readily available, a Valuation Committee of the Investment Manager will evaluate a variety of factors to determine the fair value of the affected securities. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s analysts will also be considered.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LAZARD RETIREMENT SERIES, INC.

By:	/s/ Charles Carroll
Charles Carroll
Chief Executive Officer

Date:	May 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles Carroll
Charles Carroll
Chief Executive Officer

Date:	May 24, 2005

By:	/s/ Stephen St. Clair
Stephen St. Clair
Chief Financial Officer

Date:	May 24, 2005